Severance Indemnities and Pension Plans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Domestic, Japan | Pension Benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	¥ 16,104	¥ 17,788
Interest cost on projected benefit obligation	12,041	10,288
Expected return on plan assets	(48,224)	(41,218)
Amortization of net actuarial loss (gain)	(9,002)	925
Amortization of prior service cost	(355)	(973)
Loss (gain) on settlements and curtailment	(7,683)	(6,393)
Other	(110)	0
Net periodic benefit cost (income)	(37,229)	(19,583)
Foreign offices and subsidiaries | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	7,731	6,191
Interest cost on projected benefit obligation	4,423	4,367
Expected return on plan assets	(6,202)	(5,574)
Amortization of net actuarial loss (gain)	276	837
Amortization of prior service cost	(416)	(430)
Loss (gain) on settlements and curtailment	0	974
Other	(956)	0
Net periodic benefit cost (income)	4,856	6,365
Foreign offices and subsidiaries | Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	47	30
Interest cost on projected benefit obligation	643	594
Expected return on plan assets	(835)	(732)
Amortization of net actuarial loss (gain)	61	584
Amortization of prior service cost	(225)	(208)
Loss (gain) on settlements and curtailment	0	0
Other	(301)	0
Net periodic benefit cost (income)	¥ (610)	¥ 268